THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND APRIL 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 98.7%
	Shares	Value
COMMUNICATION SERVICES — 20.6%
Cogent Communications Holdings	18,841	$1,300,782
Comcast, Cl A	31,432	1,300,342
Rogers Communications, Cl B	27,638	1,365,041
TELUS	55,876	1,185,130
T-Mobile US *	9,129	1,313,663

		6,464,958

ELECTRIC UTILITIES — 27.6%
Alliant Energy	22,118	1,219,587
American Electric Power	11,999	1,108,948
Constellation Energy	15,933	1,233,214
Entergy	12,742	1,370,784
Exelon	29,416	1,248,415
NextEra Energy	19,113	1,464,629
Xcel Energy	14,862	1,039,002

		8,684,579

GAS UTILITIES — 3.6%
Atmos Energy	9,983	1,139,460

INDUSTRIALS — 8.3%
Canadian Pacific Kansas City	18,107	1,427,556
Union Pacific	6,099	1,193,574

		2,621,130

MATERIALS — 4.2%
Linde	3,564	1,316,720

MULTI-UTILITIES — 18.8%
Ameren	15,564	1,384,729
CMS Energy	16,794	1,045,595
DTE Energy	11,259	1,265,624
NiSource	43,633	1,241,795
Sempra Energy	6,200	964,038

		5,901,781

REAL ESTATE — 11.3%
Equinix †	1,727	1,250,486
Rexford Industrial Realty †	16,000	892,320
SBA Communications, Cl A †	5,460	1,424,460

		3,567,266

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
WATER UTILITIES — 4.3%
American Water Works	9,101	$1,349,223

TOTAL COMMON STOCK (Cost $26,316,234)		31,045,117

SHORT-TERM INVESTMENT (A) — 1.3%

SEI Daily Income Trust Treasury II Fund, Cl F, 4.340% (Cost $403,257)	403,257	403,257

TOTAL INVESTMENTS— 100.0% (Cost $26,719,491)		$31,448,374

Percentages are based on Net Assets of $31,435,296.

*	Non-income producing security.

†	Real Estate Investment Trust.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

WHR-QH-001-3800

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